INCOME TAXES - Reconciliation to Statutory Provision - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Change in tax laws					$ 14.5	$ 23.4	$ (26.0)
Deferred tax asset adjustments					5.2	11.7	16.9
Statutory income tax (benefit) provision					(7.3)	(19.0)	(56.0)
Income tax (benefit) provision	$ 19.2	$ 7.1	$ 7.0	$ 23.9	9.2	32.7	14.4
Income tax expense related to non-deductible share-based compensation					16.9
Permanent differences					0.8	9.2	11.2
Increase in valuation allowance					(6.5)	(12.0)	2.2
Audit settlements and changes to unrecognized tax benefits					(10.3)	8.1	17.1
Goodwill impairment							15.7
Foreign earnings taxed at different rates					2.8	$ 2.7	11.9
Income tax expense related to estimated book-tax differences that are permanent in nature					$ 10.3		$ 26.0
TRA liability	$ 258.0		$ 258.0
LIBOR
Income Tax Contingency [Line Items]
TRA interest due on past due amounts, basis spread on variable interest rate			3.00%